Summary of Range of Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	9,723,775	7,766,211	8,236,668	6,030,076	3,016,200
Options Outstanding, Weighted Average Exercise Price	$ 2.89	$ 3.31	$ 3.18	$ 3.42	$ 4.97
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 6 months 10 days
Options Exercisable, Number of Options Exercisable | shares	8,152,938
Options Exercisable, Weighted Average Exercise Price	$ 3.2
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 25 days
Exercise Price Range 1 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	3,986,398
Options Outstanding, Weighted Average Exercise Price	$ 1.3
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 4 months 9 days
Options Exercisable, Number of Options Exercisable | shares	2,415,561
Options Exercisable, Weighted Average Exercise Price	$ 1.34
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 3 months 29 days
Exercise Price Range 1 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 1
Exercise Price Range 1 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 1.99
Exercise Price Range 2 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	2,337,860
Options Outstanding, Weighted Average Exercise Price	$ 2.58
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 10 months 13 days
Options Exercisable, Number of Options Exercisable | shares	2,337,860
Options Exercisable, Weighted Average Exercise Price	$ 2.58
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 10 months 13 days
Exercise Price Range 2 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 2
Exercise Price Range 2 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 2.99
Exercise Price Range 3 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	17,514
Options Outstanding, Weighted Average Exercise Price	$ 3.06
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 4 months 20 days
Options Exercisable, Number of Options Exercisable | shares	17,514
Options Exercisable, Weighted Average Exercise Price	$ 3.06
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 4 months 20 days
Exercise Price Range 3 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 3
Exercise Price Range 3 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 3.99
Exercise Price Range 4 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	877,003
Options Outstanding, Weighted Average Exercise Price	$ 4.86
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 8 months 23 days
Options Exercisable, Number of Options Exercisable | shares	877,003
Options Exercisable, Weighted Average Exercise Price	$ 4.86
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 8 months 23 days
Exercise Price Range 4 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 4
Exercise Price Range 4 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	4.99
Exercise Price Range 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 5
Options Outstanding, Number of Options Outstanding | shares	2,505,000
Options Outstanding, Weighted Average Exercise Price	$ 5
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 2 months 8 days
Options Exercisable, Number of Options Exercisable | shares	2,505,000
Options Exercisable, Weighted Average Exercise Price	$ 5
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 2 months 8 days